Share-based Compensation - PCUs movement (Details) - PCUs $ in Thousands													12 Months Ended
	Dec. 31, 2022 USD ($) EquityInstruments	Jun. 30, 2022 EquityInstruments	Apr. 01, 2022 EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Sep. 14, 2021 EquityInstruments	Apr. 06, 2021 EquityInstruments	Apr. 01, 2021 EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Sep. 25, 2020 EquityInstruments	Jun. 30, 2020 EquityInstruments	Apr. 03, 2020 EquityInstruments	Apr. 01, 2020 EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments													203,912	89,978
Granted during the period | EquityInstruments					21,663		98,255					233,688		119,918
Vested during the period | EquityInstruments		(50,982)	(14,062)			(2,992)			(182,850)	(9,813)	(21,292)		(65,044)	(2,992)
Forfeited during the period | EquityInstruments													(5,576)	(2,992)
Outstanding at end of the year | EquityInstruments	133,292			203,912				89,978					133,292	203,912
Weighted average contractual life
Weighted average contractual life	10 months 2 days			1 year 10 months 9 days				2 years 14 days
Aggregate fair value
Outstanding at the beginning of the period | $													$ 674	$ 446
Granted during the period | $														368
Vested during the period | $													(189)	(70)
Forfeited during the period | $													(128)	(70)
Outstanding at the end of the period | $	$ 357			$ 674				$ 446					$ 357	$ 674